Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Staff	Staff	Staff
Gain or (loss) recognized in income on derivatives	$ 7,000,000	$ (3,000,000)	$ 4,000,000
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 351,000,000	235,000,000
Interest rate swap | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged assets, subject to portfolio layer method hedging	1,400,000,000
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	11,300,000,000
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of pre-tax gain (loss) to be reclassified in the next 12 months from AOCI to earnings	(6,000,000)
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 765,000,000
Original maturities, maximum, of hedged instruments	15 months
Pre-tax gain (loss) recognized in OCI related to cash flow hedges	$ (4,000,000)
Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Designated as hedging | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 12,048,000,000	11,099,000,000
Not Designated as Hedging Instrument, Economic Hedge | Equity Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain or (loss) recognized in income on derivatives	18,000,000	$ 22,000,000	$ (43,000,000)
Loans | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged assets, subject to portfolio layer method hedging	3,200,000,000
Loans | Designated as hedging | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged assets, subject to portfolio layer method hedging	1,400,000,000
Debt Securities | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	36,900,000,000
Hedged financial instruments, notional amount of derivative	36,900,000,000
Debt Securities | Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	0
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	28,500,000,000
Hedged financial instruments, notional amount of derivative	$ 28,500,000,000
Original maturities, minimum, of hedged instruments	5 years
Original maturities, maximum, of hedged instruments	30 years